TAXATION (Narrative) (Details) - CNY (¥) ¥ in Thousands	8 Months Ended	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Income Taxes [Line Items]
Unrecognized tax benefits that if recognized would affect the annual effective tax rate	¥ 1,675	¥ 2,042	¥ 5,941	¥ 1,675
Effective Income Tax Rate Reconciliation, at Federal Statutory Income Tax Rate, Percent		25.00%	25.00%	25.00%
Minimum [Member]
Income Taxes [Line Items]
VAT (as a percent)	3.00%
Business tax (as a percent)	3.00%	3.00%
Maximum [Member]
Income Taxes [Line Items]
VAT (as a percent)	6.00%
Business tax (as a percent)	5.00%	5.00%
China [Member]
Income Taxes [Line Items]
VAT payable		¥ 8,973	¥ 8,965
Business tax payable		¥ 18,430	¥ 18,423
Withholding income tax on dividends distributed by an FIE to its immediate holding company outside China (as a percent)		10.00%
Lower withholding income tax on dividends distributed by an FIE to its immediate holding company registered in Hong Kong or other jurisdiction that have a tax treaty or arrangement with China (as a percent)		5.00%
Income tax rate for schools in certain cities registered as requiring reasonable returns (as a percent)		25.00%
China [Member] | Minimum [Member]
Income Taxes [Line Items]
VAT (as a percent)		3.00%
Business tax (as a percent)		3.00%
Income tax rate for schools in certain cities registered as requiring reasonable returns (as a percent)		1.50%
China [Member] | Maximum [Member]
Income Taxes [Line Items]
VAT (as a percent)		6.00%
Business tax (as a percent)		5.00%
Income tax rate for schools in certain cities registered as requiring reasonable returns (as a percent)		2.50%
Hong Kong [Member]
Income Taxes [Line Items]
Income tax rate (as a percent)		16.50%
Taiwan
Income Taxes [Line Items]
Income tax rate (as a percent)		17.00%
Domestic Tax Authority [Member]
Income Taxes [Line Items]
Effective Income Tax Rate Reconciliation, at Federal Statutory Income Tax Rate, Percent		21.00%	35.00%
Private schools or colleges [Member] | China [Member]
Income Taxes [Line Items]
Income tax rate for schools in certain cities registered as requiring reasonable returns (as a percent)		25.00%